Acquisitions (Narrative) (Details) - Anime Business [Member] - CNY (¥) ¥ in Thousands		1 Months Ended	9 Months Ended
	Jan. 01, 2021	Jan. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Business Acquisition [Line Items]
Percentage of equity interest acquired				8.10%
Consideration transferred		¥ 612,300
Cash consideration	¥ 369,100		¥ 369,124
Percentage of equity interest owned after transactions		100.00%
Class Z ordinary shares [Member]
Business Acquisition [Line Items]
Share consideration	400,000